OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Components of other non-current assets

	As of December 31,
	2020	2021
Long-term receivables from suppliers (1)	$4,442	$4,112
Legal deposit (2)	104	104
Other non-current assets, gross	$4,546	$4,216
Less: impairment for uncollectible receivables (3)	—	(4,216)
Other non-current assets, net	4,546	—

(1)	Other non-current assets mainly represented the receivable from a foreign supplier, Brueggmann Group (“BG”) in Germany for payment of automobiles purchase early in 2016. BG has never delivered the automobiles. The Gross prepayment amounts were $4,231 and $3,916, as of December 31, 2020 and 2021, respectively.